Shareholder Report, Holdings (Details) - GreenFi Redwood Fund	Mar. 31, 2026
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TJX Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%